Warrants (Details) - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2021
Warrants [Abstract]
Warrants issued and exercised	605,004	13,890
Weighted average exercise price	$ 30.66
Exercise price per warrant	$ 10	$ 138.68
Warrant exercised	0